UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  Synovus Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-1111

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                               SEMI-ANNUAL REPORT

                                 April 30, 2004


                                  SYNOVUS FUNDS


                          [Graphic of Building omitted]

                                                      Large Cap Core Equity Fund
                                                              Mid Cap Value Fund
                                                     Intermediate-Term Bond Fund
                                                     Georgia Municipal Bond Fund


                          [Synovus Funds Logo omitted]

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Table of Contents

Letter to Shareholders ....................................................   1

Manager Comments:

     Large Cap Core Equity Fund ...........................................   2

     Mid Cap Value Fund ...................................................   3

     Intermediate-Term Bond Fund ..........................................   4

     Georgia Municipal Bond Fund ..........................................   5

Statements of Net Assets:

     Large Cap Core EquityFund ............................................   6

     Mid Cap Value Fund ...................................................   8

     Intermediate-Term Bond Fund ..........................................  10

     Georgia Municipal Bond Fund ..........................................  12

Statements of Operations ..................................................  17

Statements of Changes in Net Assets .......................................  18

Financial Highlights ......................................................  20

Notes to Financial Statements .............................................  22




A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-330-1111; and (ii) on the Commission's website at http://ww.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) by calling 1-866-330-1111; and (ii) on the Commission's website at http://ww.sec.gov.


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                                                          [Synovus Logo omitted]
Letter to Shareholders

APRIL 30, 2004

Investors have been confronted with a number of challenging issues so far in 2004, the expectations of higher interest rates, an economy gaining too much momentum, concerns over geopolitical issues and the continuing US involvement in Iraq. The reaction to improving earnings and better economic expectations convinced investors to accept a higher comfort level, particularly in stocks as mutual funds received the highest level of contributions since March of 2000 during the last heightened bull market run.

The Markets entered a period of consolidation in early 2004, with earnings meeting and beating most consensus expectations and the final piece of the economic puzzle, employment, lifting in March and April with a monthly average gain of nearly 300,000 new jobs, the best showing in three years. Fears of inflation began to mount as commodity prices surged on the heels of robust demand from China, and the viewed risk of the Federal Reserve delaying a move to raise rates from the 45 year low of one percent.

Energy prices grabbed the headlines as short supplies and capacity restraints in refining caused the price of gasoline to surge. Noted now as a little more than an inconvenience to consumers, the higher energy prices were more than offset by the residual effects of lower income tax rates and higher tax refunds.

The most significant concerns to investors should be inflation expectations, which if unleashed and not addressed will have a negative effect on the price earnings multiples of stocks and the erosion of bond prices.

The majority of the monetary stimulus from the Federal Reserve and the last of the fiscal stimulus from tax cuts have played out in the economy, the self sustaining economic growth and expansion has gained some traction in the last few months. The key to further growth is a balanced monetary policy and trade policies to sustain the momentum.

The expectation for more moderate returns in stocks and bonds is anticipated over the next several years. Sector selection and a proper degree of diversification among asset classes will dampen the volatility of your total portfolio as the cyclical moves both bullish and bearish and will prove more difficult to anticipate in a rapidly changing global landscape.

In closing, concerning the recent Mutual Fund scandals involving late day trading and other prohibited trading activities, we want you, the shareholders of the Synovus Funds, to know that we are not aware of any of these activities having occurred within the Synovus Funds and that we have attempted to take the appropriate steps to prevent these types of activities from occurring in the future. The industry has suffered from the rash of improper activities allowing some investors to take advantage of an industry built on trust and discipline. We are confident we can provide you with an investment vehicle built on integrity and trust in meeting your financial needs.



Mark J. Brown
Chief Investment Officer
Synovus Investment Advisors

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                                                          [Synovus Logo omitted]
Large Cap Core Equity Fund
MANAGER COMMENTS APRIL 30, 2004

The stock market ended 2003 on a strong note. Positive economic reports confirmed the recovery and expansion of our domestic economy and solid earnings reports motivated investors to put accumulated cash to work, thus fueling continued positive returns. It appears now that the government's accommodative monetary and fiscal policy provided consumers and businesses with substantial dollars to purchase goods and services exemplified by 3rd quarter growth in Gross Domestic Product at a staggering 7 percent followed by 4th quarter results at a more than respectable 4 percent. We can also say that these same policies were instrumental in preventing a prolonged recession that could have pushed the U.S. into a deflationary environment.

Of course strong economic growth always comes to the party with an ugly cousin: inflation. Increased dollars chasing fewer goods in an improving economy coupled with higher commodity prices and a weaker dollar certainly provides an environment conducive to inflationary pressure. This is exactly what the beginning of 2004 has experienced as illustrated by the halt in the stock market's momentum. First quarter returns have been essentially flat and to be fair inflationary indicators have only been mildly higher, but the sheer expectation that inflation will soon rear its ugly head and the resulting tightening stance the Federal Reserve will undoubtedly undertake has caused investors to give a moment of pause as they sort out the next stage in the business cycle.

A clear example of the changing trend within the market is that of the leadership role. Smaller, higher growth oriented firms in technology and cyclical industries led the market in 2003. However, in 2004 there has been a clear rotation into larger, value oriented firms in consumer staples and energy related industries -- a clear attempt to become defensive as our economy adjusts to a higher interest rate environment.

Unfortunately, all of these macroeconomic related concerns (inflation, interest rates) have drawn attention away from microeconomic success (encouraging earnings reports). We believe, at this point in time, stocks have to be considered a more attractive alternative to bond and cash investments and soon other investors will accept higher interest rates and refocus on the profit picture. Undoubtedly the Federal Reserve's role, and degree of tightening, will play a large part in when and how the refocusing will take shape.

So the question becomes where do we go from here? We certainly recognize that we cannot control these and other issues that face the market today. But we do recognize and believe in the process we have in place, a process that is based on discipline yet flexible enough to handle the stock market's ever-changing landscape. Going forward we will continue with our approach of seeking out high quality companies operating within favorable industry conditions and building and maintaining a core portfolio balanced between growth and value styles. Our chief concern is, and always has been, managing this Fund with the best characteristics for risk and return available to our shareholders.


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                                                          [Synovus Logo omitted]

Mid Cap Value Fund
MANAGER COMMENTS APRIL 30, 2004

The market continued its strong performance through the end of March, but reversed significantly during the month of April as the prospect of higher interest rates became imminent. The Fund outperformed during both periods as individual stock selection became the key to performance. The fund's holdings in energy were particularly strong contributors to performance during the period.

There are two themes we would currently like to highlight as rich in long term investment opportunity. A new development that we observe is the supply-demand imbalance for agricultural commodities being created by the economic growth of the developing economies of Asia. The second is a reiteration of our positive outlook for energy and related equities, which is reinforced by the combination of growing global demand and by recent geopolitical developments. With a favorable price environment, the long term investment outlook for energy related equities, from exploration and production companies, to drilling and service companies, selected transportation and engineering and construction businesses, remains favorable.

The new area we find fertile with investment opportunity is agriculture. In the past year, prices of numerous commodities, from aluminum to zinc, have risen sharply on the back of explosive demand from China. These rising commodity prices have translated into sharply higher earnings and prices for the related equities. Looking ahead, we see a rapidly rising standard of living creating insatiable demand growth for protein foods (chicken-beef). In turn, this will feed the demand for agricultural products from corn to soybeans. However, the supply of grain and feed is not likely to keep pace with demand because China's agricultural land is rapidly decreasing. The shrinkage in China's grain harvest area reflects several trends including the loss of irrigation water, desert expansion, the conversion of cropland to non-farm (industrial and highway construction) uses, the shift to higher-value crops (fruits and vegetables), and a decline in double cropping in the prosperous coastal provinces as farm labor migrates to the cities.

In the years ahead, this will lead to sharply higher global food prices as China's imports of agricultural products will rise rapidly. This development will create new investment opportunities in a wide range of selected areas from real estate and banking to food distribution. We have already begun to build positions in companies which we believe will benefit from this important development and expect our research to unearth several more potentially rewarding opportunities.

We remain excited about the investment opportunities that are constantly emerging in an ever changing world, and believe our singular focus on research intensive stock selection places us in a strong investment position in the years ahead.




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                                                          [Synovus Logo omitted]

Intermediate-Term Bond Fund
MANAGER COMMENTS APRIL 30, 2004

Interest rates fluctuated greatly during the last six months, with the reversal of the downward trend occurring in April 2004. The change in direction is based on investors' perception that the Federal Reserve will begin to methodically raise short term interest rates in an effort to slow economic growth and reduce the threat of inflation. It appears that the 45 year low in interest rates is over.

Positive economic reports during the period confirmed that the Federal Reserve was successful in preventing a recession that could have pushed the U.S. into a deflationary environment. Accelerating economic growth since the middle of 2003 is a product of accommodative monetary and fiscal policy. These two events provided consumers with substantial dollars to purchase goods and invest in the markets. Conditions including increased dollars chasing fewer goods, a weaker U.S. Dollar and rising gold and crude oil prices point to potential inflation.

Improving labor markets, the final hold out in the improving economy, sparked a sell off in bonds during April. The back up in rates pushed the ten year Treasury to levels it hadn't seen since July of last year. The ten year Treasury increased in yield from 3.68% to 4.54%, while the two year Treasury rose from 1.45% to 2.35%. The Fund produced a positive twelve month return for shareholders in spite of the rise in rates for April and July 2003.

Quality spreads, the rate difference between corporate, mortgage, and agency yields and treasury yields also reversed their tightening trend of last year, thus compounding performance issues. The portfolio benefited by increasing its exposure to Treasury securities during the period. The structure of the portfolio reflects a more defensive posture. This posture translates into shorter average maturity and duration measures and improvements in average quality in an effort to protect principal.

The Federal Reserve will be forced to reduce the economy and the financial markets dependence on low interest rates. The path of interest rate hikes will be gradual and in multiple movements. The portfolio's structure will make preservation of capital a priority, while looking for opportunities to capture higher yielding strategies. Our goal is to produce quality risk adjusted returns for shareholders without reaching for yield through interest rate or credit risk.




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                                                          [Synovus Logo omitted]
Georgia Municipal Bond Fund
MANAGER COMMENTS APRIL 30, 2004

Interest rates fluctuated wildly during the last period, with the reversal of the downward trend occurring in April 2004. Municipal bond rates turned with the general market but to a lesser degree. The rate reversal is based on investors' perception that the Federal Reserve will begin to methodically raise short term interest rates in an effort to slow economic growth and reduce the threat of inflation. It appears that the 45 year low in interest rates is over.

Positive economic reports eliminated the Federal Reserve concern that a recession could have pushed the U.S. into a deflationary environment. Accelerating economic growth since the middle of last year is a product of accommodative monetary and fiscal policy. More dollars chasing fewer goods in an improving economy, coupled with increasing commodity prices and a weak U.S. Dollar point to potential inflation.

Improving labor markets, the final hold out in the improving economy, sparked a sell off in bonds during April. Municipal rates were higher but not as dramatic as the taxable market. Lack of supply and strong demand from institutions kept the municipal curve from feeling the brunt of other markets. Ten year AAA General Obligation bonds increased in yield from 3.21% to 3.93%, while maintaining a solid parity to Treasuries of 85% of yield. The ability to capture a tax-free yield that is 85% of the Treasury market still makes municipal bonds attractive to investors in higher tax brackets.

The Fund over the last twelve months produced a positive return to shareholders, while maintaining its intermediate term strategy, and single state focus. The structure of the portfolio reflects a more defensive posture. This posture translates into shorter average maturity and duration measures and improvements in average quality in an effort to protect principal.

The Federal Reserve will be forced to reduce the economy and the financial markets dependence on low interest rates. The path of interest rate hikes will be gradual and in multiple movements. The portfolio will continue to maintain a shorter duration, while looking for opportunities to capture higher yielding strategies, as rates rise. Our goal is to produce quality risk adjusted returns for shareholders without reaching for yield through interest rate or credit risk.




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Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)

                                                Market
                                                Value
LARGE CAP CORE EQUITY FUND           Shares     (000)
--------------------------------------------------------
COMMON STOCK (94.1%)
AEROSPACE & DEFENSE (1.7%)
   United Technologies               45,450    $  3,920
                                               --------
AIR TRANSPORTATION (2.0%)
   FedEx                             65,000       4,674
                                               --------
APPAREL/TEXTILES (0.5%)
   Liz Claiborne                     31,000       1,088
                                               --------
AUTOMOTIVE (2.4%)
   General Motors                   115,000       5,453
                                               --------
BANKS (6.7%)
   Bank of America                   54,086       4,354
   Mellon Financial                 105,000       3,112
   SouthTrust                       148,950       4,629
   Wachovia                          73,000       3,340
                                               --------
                                                 15,435
                                               --------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.7%)
   Comcast*                          34,000       1,023
   InterActiveCorp*                  54,000       1,721
   Viacom                            90,000       3,479
                                               --------
                                                  6,223
                                               --------
CHEMICALS (0.8%)
   EI du Pont de Nemours             42,600       1,830
                                               --------
COMPUTERS & SERVICES (10.1%)
   Adobe Systems                     38,000       1,571
   Cisco Systems*                   228,200       4,762
   Dell*                            156,400       5,429
   EMC Corp/Massachusetts*          250,000       2,790
   International Business Machines   25,000       2,204
   Microsoft                        209,700       5,446
   Oracle*                           94,000       1,055
                                               --------
                                                 23,257
                                               --------
COSMETICS & TOILETRIES (2.7%)
   Colgate-Palmolive                108,800       6,297
                                               --------
DATA PROCESSING (1.1%)
   Automatic Data Processing         56,000       2,453
                                               --------
ELECTRICAL SERVICES (1.5%)
   Dominion Resources                45,000       2,872
   Sempra Energy                     19,000         603
                                               --------
                                                  3,475
                                               --------
ELECTRONICS MANUFACTURING (1.8%)
   Emerson Electric                  70,000       4,215
                                               --------
FINANCIAL SERVICES (8.5%)
   Citigroup                        109,800       5,280
   Fannie Mae                        83,100       5,711
   Goldman Sachs Group               57,000       5,515
   MBNA                             124,000       3,023
                                               --------
                                                 19,529
                                               --------

                                                Market
                                                Value
                                     Shares     (000)
--------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (4.8%)
   Anheuser-Busch                    77,400    $  3,966
   Coca-Cola                         69,000       3,489
   General Mills                     25,000       1,219
   PepsiCo                           40,900       2,229
                                               --------
                                                 10,903
                                               --------
HEALTH CARE (7.0%)
   Baxter International              80,100       2,535
   Biomet                            71,000       2,804
   Johnson & Johnson                 86,300       4,663
   Medco Health Solutions*           12,180         431
   WellPoint Health Networks*        50,000       5,585
                                               --------
                                                 16,018
                                               --------
INSURANCE (4.5%)
   Allstate                         103,000       4,728
   American International Group      78,100       5,596
                                               --------
                                                 10,324
                                               --------
MANUFACTURING (2.8%)
   General Electric                 211,049       6,321
                                               --------
PETROLEUM & FUEL PRODUCTS (5.6%)
   ConocoPhillips                    57,854       4,125
   Exxon Mobil                      116,484       4,957
   Schlumberger                      62,450       3,655
                                               --------
                                                 12,737
                                               --------
PHARMACEUTICALS (6.3%)
   Amgen*                            80,000       4,501
   Bristol-Myers Squibb              80,000       2,008
   Mylan Laboratories                93,000       2,131
   Pfizer                           163,400       5,843
                                               --------
                                                 14,483
                                               --------
PRECIOUS METALS (1.5%)
   Newmont Mining                    95,000       3,553
                                               --------
RAILROADS (0.5%)
   Union Pacific                     19,000       1,120
                                               --------
RETAIL (8.6%)
   Bed Bath & Beyond*                95,000       3,526
   Best Buy                          85,000       4,611
   Home Depot                       113,200       3,984
   Wal-Mart Stores                   81,900       4,668
   Walgreen                          85,000       2,931
                                               --------
                                                 19,720
                                               --------
SEMI-CONDUCTORS/INSTRUMENTS (4.2%)
   Analog Devices                    52,000       2,215
   Flextronics International ADR*    37,000         596
   Intel                            218,000       5,609
   Jabil Circuit*                    48,000       1,267
                                               --------
                                                  9,687
                                               --------


    The accompanying notes are an integral part of the financial statements.
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                                                          [Synovus Logo omitted]

Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)

                                    Shares/     Market
LARGE CAP CORE EQUITY FUND        Face Amount    Value
(CONCLUDED)                          (000)       (000)
--------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (4.0%)
   Alltel                            67,000    $  3,373
   Nokia ADR*                       149,000       2,088
   Verizon Communications            96,962       3,659
                                               --------
                                                  9,120
                                               --------
WHOLESALE (1.8%)
   AmerisourceBergen                 70,000       4,052
                                               --------
TOTAL COMMON STOCK
   (Cost $204,131)                              215,887
                                               --------

MONEY MARKET (0.1%)
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A     84,548          85
                                               --------
TOTAL MONEY MARKET
   (Cost $85)                                        85
                                               --------

REPURCHASE AGREEMENT (5.8%)
   Spear Leeds & Kellogg
     0.900%, dated 04/30/04,
     to be repurchased on
     05/03/04, repurchase price
     $13,360,567 (collateralized
     by U.S. Treasury Obligation,
     with a total market value
     $13,646,089)                   $13,360      13,360
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $13,360)                                13,360
                                               --------
TOTAL INVESTMENTS (100.0%)
   (Cost $217,576)                              229,332
                                               --------

OTHER ASSETS AND LIABILITIES (0.0%)
   Investment Advisory Fees Payable                (115)
   Administration Fees Payable                      (26)
   Distribution Fees Payable                         (6)
   Trustees' Fees Payable                            (2)
   Other Assets and Liabilities, Net                196
                                               --------
TOTAL OTHER ASSETS AND LIABILITIES                   47
                                               --------


                                                 Value
                                                 (000)
--------------------------------------------------------

NET ASSETS:
   Portfolio Shares of Institutional Shares
     unlimited authorization -- no par value)
     based on 22,640,425 outstanding shares
     of beneficial interest                    $215,740
   Portfolio Shares of Class A Shares
     (unlimited authorization -- no par value)
     based on 867,779 outstanding shares
     of beneficial interest                       7,825
   Portfolio Shares of Class B Shares
     unlimited authorization -- no par value)
     based on 174,910 outstanding shares
     of beneficial interest                       1,647
   Portfolio Shares of Class C Shares
     unlimited authorization -- no par value)
     based on 433,051 outstanding shares
     of beneficial interest                       4,115
   Undistributed net investment income                1
   Accumulated net realized loss
     on investments                             (11,705)
   Net unrealized appreciation on investments    11,756
                                               --------
TOTAL NET ASSETS (100.0%)                      $229,379
                                               ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($215,424,412 / 22,640,425 shares)             $9.52
                                                  =====
Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($8,230,251 / 867,779 shares)                  $9.48
                                                  =====
Maximum Offering Price Per Share --
   Class A Shares ($9.48 / 94.25%) (A)           $10.06
                                                 ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares  (B)
   ($1,646,638 / 174,910 shares)                  $9.41
                                                  =====
Net Asset Value and Redemption
   Price Per Share -- Class C Shares (B)
   ($4,077,776 / 433,051 shares)                  $9.42
                                                  =====
Maximum Offering Price Per Share --
   Class C Shares ($9.42 / 99.00%) (B)            $9.52
                                                  =====
* NON-INCOME PRODUCING SECURITY.
(A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


    The accompanying notes are an integral part of the financial statements.
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Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)

                                                Market
                                                Value
MID CAP VALUE FUND                   Shares     (000)
--------------------------------------------------------
COMMON STOCK (84.4%)
AGRICULTURE (4.2%)
   Bunge                             81,300     $ 3,012
                                                -------
APPAREL/TEXTILES (1.3%)
   Liz Claiborne                     26,000         913
                                                -------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.6%)
   InterActiveCorp*                  86,300       2,750
   Liberty Media*                    51,200         560
                                                -------
                                                  3,310
                                                -------
CABLE TELEVISION (2.0%)
   Shaw Communications, Cl B         87,600       1,458
                                                -------
CHEMICALS (4.0%)
   Agrium                           229,300       2,852
                                                -------
COMPUTER SERVICES (0.6%)
   Reynolds & Reynolds, Cl A         14,800         423
                                                -------
CONSUMER NON-DURABLES (4.3%)
   International Flavors
     & Fragrances                    84,800       3,074
                                                -------
ELECTRIC UTILITIES (3.9%)
   Constellation Energy Group        37,500       1,443
   SCANA                             39,000       1,342
                                                -------
                                                  2,785
                                                -------
ENTERTAINMENT (1.8%)
   Metro-Goldwyn-Mayer*              41,800         878
   Regal Entertainment Group         20,000         436
                                                -------
                                                  1,314
                                                -------
FINANCIAL SERVICES (0.6%)
   eFunds*                           28,000         450
                                                -------
FOOD, BEVERAGE & TOBACCO (2.4%)
   ConAgra Foods                     59,900       1,731
                                                -------
HEALTH CARE (10.6%)
   Aetna                             23,300       1,928
   Charles River Laboratories
     International*                  17,600         810
   Gentiva Health Services*          38,000         555
   Laboratory Corp Of America
     Holdings*                       13,300         528
   Medco Health Solutions*           42,900       1,519
   Ocular Sciences*                   8,000         225
   Quest Diagnostics                  6,500         548
   WellChoice*                       35,000       1,484
                                                -------
                                                  7,597
                                                -------
INSURANCE (12.0%)
   AON                               41,700       1,087
   Arch Capital Group*               79,200       3,182
   Everest Re Group                  35,300       3,007
   Montpelier Re Holdings            22,000         752
   Willis Group Holdings             17,100         621
                                                -------
                                                  8,649
                                                -------

                                               Market
                                                Value
                                     Shares     (000)
--------------------------------------------------------
OIL & GAS SERVICES (2.1%)
   Grant Prideco*                    15,000     $   229
   Input/Output*                     80,000         631
   Newpark Resources*               110,000         630
                                                -------
                                                  1,490
                                                -------
PETROLEUM & FUEL PRODUCTS (12.7%)
   EnCana                            86,848       3,406
   Premcor*                          55,400       1,907
   Tom Brown*                        75,700       3,625
   Transocean*                        6,300         175
                                                -------
                                                  9,113
                                                -------
PROFESSIONAL SERVICES (3.4%)
   Gartner, Cl A*                    74,900         894
   Gartner, Cl B*                    38,200         451
   Iron Mountain*                    25,000       1,138
                                                -------
                                                  2,483
                                                -------
RAILROADS (0.7%)
   Florida East Coast Industries     13,000         474
                                                -------
REAL ESTATE INVESTMENT TRUSTS (5.8%)
   Archstone-Smith Trust             25,000         686
   iStar Financial                   63,200       2,246
   Ventas                            55,900       1,235
                                                -------
                                                  4,167
                                                -------
RETAIL (7.4%)
   Albertson's                       62,700       1,465
   Blockbuster, Cl A                104,900       1,736
   Borders Group                     15,000         359
   Charming Shoppes*                 90,000         635
   JC Penney Co Inc Holding          24,500         830
   Ross Stores                       10,000         305
                                                -------
                                                  5,330
                                                -------
TOTAL COMMON STOCK
   (Cost $45,335)                                60,625
                                                -------

FOREIGN COMMON STOCK (5.3%)
CHEMICALS (0.9%)
   Nova Chemicals                    26,200         668
                                                -------
REAL ESTATE (1.6%)
   MI Developments, Cl A             46,000       1,187
                                                -------
TRANSPORTATION SERVICES (2.8%)
   Royal Nedlloyd*                   45,000       1,445
   Stolt-Nielsen*                    41,100         542
                                                -------
                                                  1,987
                                                -------
TOTAL FOREIGN COMMON STOCK
   (Cost $3,705)                                  3,842
                                                -------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
8

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]

Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)

                                     Shares/
MID CAP VALUE FUND                 Face Amount    Value
(CONCLUDED)                           (000)       (000)
--------------------------------------------------------
MONEY MARKETS (2.3%)
   SEI Daily Income Trust,
     Government Fund, Cl A        1,190,985     $ 1,191
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A    435,464         435
                                                -------
TOTAL MONEY MARKETS
   (Cost $1,626)                                  1,626
                                                -------

REPURCHASE AGREEMENT (7.9%)
   Spear Leeds & Kellogg
     0.900%, dated 04/30/04,
     to be repurchased on
     05/03/04, repurchase price
     $5,640,576 (collateralized by
     U.S. Treasury obligation
     with a total market value
     $5,647,259)                     $5,640       5,640
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $5,640)                                  5,640
                                                -------
TOTAL INVESTMENTS (99.9%)
   (Cost $56,306)                                71,733
                                                -------

OTHER ASSETS AND LIABILITIES (0.1%)
   Investment Advisory Fees Payable                 (41)
   Administration Fees Payable                      (12)
   Distribution Fees Payable                         (9)
   Other Assets and Liabilities, Net                124
                                                -------
TOTAL OTHER ASSETS AND LIABILITIES                   62
                                                -------

NET ASSETS:
   Portfolio Shares of Institutional Shares
     (unlimited authorization -- no par value)
     based on 4,261,298 outstanding shares
     of beneficial interest                      44,892
   Portfolio Shares of Class A Shares
     (unlimited authorization -- no par value)
     based on 413,083 outstanding shares
     of beneficial interest                       4,614
   Portfolio Shares of Class B Shares
     (unlimited authorization -- no par value)
     based on 335,867 outstanding shares
     of beneficial interest                       3,646
   Portfolio Shares of Class C Shares
     (unlimited authorization -- no par value)
     based on 439,843 outstanding shares
     of beneficial interest                       4,878
   Distribution in excess of net investment
     income                                         (54)
   Accumulated net realized loss on
     investments                                 (1,608)
   Net unrealized appreciation on investments    15,427
                                                -------
TOTAL NET ASSETS (100.0%)                       $71,795
                                                =======


                                                 Value
                                                 (000)
--------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($56,255,348 / 4,261,298 shares)              $13.20
                                                 ======
Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($5,437,985 / 413,083 shares)                 $13.16
                                                 ======
Maximum Offering Price Per Share --
   Class A Shares ($13.16 / 94.25%) (A)          $13.96
                                                 ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B Shares (B)
   ($4,371,027 / 335,867 shares)                 $13.01
                                                 ======
Net Asset Value and Redemption
   Price Per Share -- Class C Shares (B)
   ($5,731,083 / 439,843 shares)                 $13.03
                                                 ======
Maximum Offering Price Per Share --
   Class C Shares ($13.03 / 99.00%) (B)          $13.16
                                                 ======
* NON-INCOME PRODUCING SECURITY.
(A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
(B) CLASS B AND CLASS C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)

                                      Face      Market
                                     Amount      Value
INTERMEDIATE-TERM BOND FUND           (000)      (000)
--------------------------------------------------------


CORPORATE OBLIGATIONS (48.1%)
AUTOMOTIVE (2.6%)
   DaimlerChrysler
        4.050%, 06/04/08            $ 5,000    $  4,911
                                               --------
BANKS (1.6%)
   Bank of America
        3.375%, 02/17/09              3,000       2,905
                                               --------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.7%)
   Comcast
        5.850%, 01/15/10              3,000       3,150
   Motorola
        7.625%, 11/15/10              5,000       5,657
                                               --------
                                                  8,807
                                               --------
CHEMICALS (1.7%)
   Dow Chemical
        7.000%, 08/15/05              3,000       3,175
                                               --------
COMPUTERS - HARDWARE (1.6%)
   Hewlett-Packard
        3.625%, 03/15/08              3,000       2,990
                                               --------
ENTERTAINMENT (1.1%)
   Walt Disney
        5.500%, 12/29/06              2,000       2,106
                                               --------
FINANCIAL SERVICES (16.7%)
   CIT Group
        4.750%, 12/15/10              3,000       2,974
   Fannie Mae
        3.300%, 06/02/09              5,000       4,834
   Freddie Mac
        3.500%, 09/15/07              9,000       9,055
   General Electric Capital,
     Ser A, MTN
        4.250%, 01/15/08              5,000       5,101
   Household Finance
        4.125%, 12/15/08              3,000       2,999
   John Deere Capital
        4.500%, 08/22/07              3,000       3,096
   Lehman Brothers Holdings
        4.000%, 01/22/08              3,000       3,028
                                               --------
                                                 31,087
                                               --------
FOOD, BEVERAGE & TOBACCO (1.5%)
   Coca-Cola Enterprises
        5.750%, 11/01/08              2,500       2,678
                                               --------
INSURANCE (2.4%)
   Lion Connecticut Holding
        7.125%, 08/15/06              4,000       4,379
                                               --------
MEDICAL PRODUCTS & SERVICES (2.8%)
   Baxter International
        5.250%, 05/01/07              5,000       5,253
                                               --------


                                      Face       Market
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------
METALS (2.9%)
   Alcoa
        7.250%, 08/01/05            $ 5,000    $  5,308
                                               --------
PETROLEUM REFINING (2.8%)
   Marathon Oil
        5.375%, 06/01/07              5,000       5,272
                                               --------
PHARMACEUTICALS (1.6%)
   Abbott Laboratories
        3.500%, 02/17/09              3,000       2,940
                                               --------
SPECIALTY MACHINERY (2.4%)
   Honeywell
        7.000%, 03/15/07              4,080       4,498
                                               --------
TELEPHONES & TELECOMMUNICATIONS (1.7%)
   SBC Communications
        6.125%, 02/15/08              3,000       3,231
                                               --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $88,521)                                89,540
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (33.3%)
        FHLMC
        5.750%, 03/15/09             10,000      10,775
        5.125%, 10/15/08              7,000       7,377
                                               --------
                                                 18,152
                                               --------
        FNMA
        7.125%, 03/15/07              3,500       3,892
        7.000%, 05/01/11                109         116
        6.000%, 12/15/05              1,000       1,060
        5.250%, 04/15/07              5,000       5,301
        5.250%, 01/15/09              7,000       7,399
        4.250%, 07/15/07             10,000      10,299
        3.250%, 08/15/08             10,000       9,799
        2.875%, 05/19/08              5,000       4,827
                                               --------
                                                 42,693
                                               --------
        FNMA, MTN
        6.875%, 09/10/12              1,000       1,082
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $61,747)                                61,927
                                               --------

U.S. TREASURY OBLIGATIONS (9.8%)
   U.S. Treasury Notes
        3.375%, 12/15/08             15,500      15,392
        2.625%, 03/15/09              3,000       2,871
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $18,521)                                18,263
                                               --------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]

Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)

                                      Face
INTERMEDIATE-TERM BOND FUND          Amount      Value
(CONCLUDED)                           (000)      (000)
--------------------------------------------------------
REPURCHASE AGREEMENT (7.9%)
   Spear Leeds & Kellogg
     0.90%, dated 04/30/04,
     to be repurchased on
     05/03/04, repurchase price
     $14,806,155 (collateralized
     by U.S. Treasury obligation,
     with a total market value
     $14,826,857)                   $14,806    $ 14,806
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $14,806)                                14,806
                                               --------
TOTAL INVESTMENTS (99.1%)
   (Cost $183,595)                              184,536
                                               --------

OTHER ASSETS AND LIABILITIES (0.9%)
   Investment Advisory Fees Payable                 (70)
   Administration Fees Payable                      (21)
   Distribution Fees Payable                         (2)
   Trustees' Fees Payable                            (3)
   Other Assets and Liabilities, Net              1,805
                                               --------
TOTAL OTHER ASSETS AND LIABILITIES                1,709
                                               --------

NET ASSETS:
   Portfolio Shares of Institutional Shares
     (unlimited authorization -- no par value)
     based on 17,825,640 outstanding shares
     of beneficial interest                     176,110
   Portfolio Shares of Class A Shares
     (unlimited authorization -- no par value)
     based on 506,419 outstanding shares
     of beneficial interest                       5,271
   Portfolio Shares of Class B Shares
     (unlimited authorization -- no par value)
     based on 116,768 outstanding shares
     of beneficial interest                       1,216
   Accumulated net realized gain on
     investments                                  2,707
   Net unrealized appreciation on investments       941
                                               --------
TOTAL NET ASSETS (100.0%)                      $186,245
                                               ========


                                                 Value
                                                 (000)
--------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($179,947,137 / 17,825,640 shares)            $10.09
                                                 ======
Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($5,118,303 / 506,419 shares)                 $10.11
                                                 ======
Maximum Offering Price Per Share--
   Class A Shares ($10.11 / 95.50%) (A)          $10.59
                                                 ======
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B Shares (B)
   ($1,179,363 / 116,768 shares)                 $10.10
                                                 ======

(A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
(B) CLASS B SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTE 4 IN NOTES TO FINANCIAL STATEMENTS.
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)

                                      Face       Market
                                     Amount      Value
GEORGIA MUNICIPAL BOND FUND           (000)      (000)
--------------------------------------------------------
MUNICIPAL BONDS (94.6%)
   Alpharetta, GO
        5.000%, 05/01/08             $  250     $   270
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser A, RB,
     MBIA
        5.500%, 07/01/14                200         217
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority, Sales
     Tax Revenue, Ser B, RB,
     MBIA
        5.100%, 07/01/14                500         540
        5.100%, 07/01/15                750         802
   Atlanta, Water & Sewer
     Authority, RB, ETM
        6.000%, 01/01/11                250         288
   Augusta, Water & Sewer
     Revenue, RB, FSA
        5.250%, 10/01/13                250         275
   Austell, Gas Authority, RB
        5.100%, 06/01/09                300         326
   Bibb County, Development
     Authority, Wesleyan College
     Project, RB, AMBAC
        4.700%, 10/01/11                300         320
   Bulloch County, Development
     Authority, Georgia Southern
     University Project, RB,
     AMBAC
        5.000%, 08/01/16                500         526
   Burke County, Development
     Authority of Pollution
     Control, Vogtle Project, RB
        4.450%, 01/01/32                500         522
   Carroll County, Water & Sewer
     Authority, RB, AMBAC
        5.000%, 07/01/12                500         542
   Central Valdosta, Development
     Authority, RB
        2.750%, 06/01/09                500         488
   Cherokee County, School
     District, GO
        5.250%, 08/01/16              1,200       1,299
        5.000%, 08/01/07                500         540
        5.000%, 08/01/08                400         433
        5.000%, 02/01/12                685         740
   Cherokee County, Water &
     Sewer Authority, RB, FSA
        4.500%, 08/01/13                500         522


                                      Face      Market
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------
   Clayton County, Hospital
     Authority, Southern Regional
     Medical Center Project, RB,
     MBIA
        5.250%, 08/01/11             $  300     $   335
   Clayton County, Water
     Authority, RB
        5.250%, 05/01/15                500         547
        4.500%, 05/01/10                280         298
   Cobb County, GO
        5.000%, 01/01/10                500         532
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, Ser B, RB
        4.300%, 04/01/10                275         287
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, Ser R, RB
        5.250%, 04/01/15                700         767
   Cobb County, Water Authority,
     RB
        5.125%, 11/01/19              1,000       1,069
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority, RB
        5.000%, 01/01/15              1,000       1,074
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority, RB,
     AMBAC
        5.000%, 10/01/09                550         601
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority, RB,
     MBIA
        5.000%, 10/01/10                380         417
   College Park, Business &
     Industrial Development
     Authority, Civic Center
     Project, RB, AMBAC
        5.500%, 09/01/11                300         339
   Columbus, Building Lease
     Authority, Ser A, RB
        5.250%, 01/01/17                705         771
        4.125%, 01/01/13                500         508
   Columbus, Hospital Authority,
     Anticipation Certificates, RB
        5.400%, 06/01/07                100         101
   Columbus, Water & Sewer
     Authority, RB, FSA
        5.250%, 05/01/09              1,000       1,101
   De Kalb County, Water & Sewer
     Authority, RB
        4.625%, 10/01/09                300         323
        4.625%, 10/01/11                200         212
        4.500%, 10/01/10                450         478




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]
Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)


                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(CONTINUED)                           (000)       (000)
--------------------------------------------------------
   Douglas County, School
     District, GO
        4.000%, 01/01/09             $  250     $   259
   Douglasville-Douglas County,
     Water & Sewer Authority, RB,
     AMBAC
        5.450%, 06/01/07                325         355
   Downtown Savannah Authority,
     Stormwater Capital Imports
     Project, RB
        4.600%, 08/01/11                600         626
   Fayette County, Public Facilities
     Authority, Criminal Justice
     Center Project, RB
        5.375%, 06/01/09                100         111
        4.400%, 06/01/13                250         259
   Fayette County, School District,
     GO
        4.300%, 03/01/10                500         523
   Fayette County, Water
     Authority, RB, FSA
        4.400%, 10/01/13                275         284
   Fayette County, Water
     Authority, Ser A, RB, FGIC
        4.900%, 10/01/07                250         271
   Floyd County, Water Authority,
     RB, AMBAC
        4.350%, 11/01/12                170         175
   Forsyth County, GO
        5.200%, 03/01/09                300         328
   Forsyth County, School District,
     GO
        5.125%, 07/01/15                500         538
        4.250%, 07/01/10                375         391
        4.000%, 07/01/07                200         210
   Fulco, Hospital Authority, Saint
     Joseph Hospital, Anticipation
     Certificates, RB, Pre-Refunded
     @ 102 (A)
        5.100%, 10/01/05                250         259
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser A, RB
        4.500%, 11/01/10                100         106
        4.300%, 11/01/08                240         255
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser B, RB, MBIA
        5.000%, 09/01/12                250         266
   Fulton County, Water & Sewer
     Authority, RB, FGIC
        5.250%, 01/01/10                395         436
        5.250%, 01/01/11                250         274
        5.250%, 01/01/12                300         326
        5.250%, 01/01/13                100         108


                                      Face       Market
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------
   Gainesville & Hall Counties,
     Hospital Authority, Northeast
     Georgia Health System
     Project, RB, MBIA
        4.625%, 05/15/07             $  300     $   318
        4.600%, 05/15/06                220         231
   Gainesville, Water & Sewer
     Authority, RB, FGIC
        5.625%, 11/15/15                500         557
   Georgia State, Environmental
     Facilities Authority, Water &
     Waste Water Project, RB
        4.700%, 07/01/11                500         524
        4.500%, 07/01/08                500         535
        4.500%, 07/01/09                500         529
   Georgia State, Municipal
     Electric Authority, Project
     One, Ser A, RB, MBIA
        5.125%, 01/01/11                500         535
   Georgia State, Municipal Gas
     Authority, Buford Project, RB,
     FSA
        5.600%, 11/01/13                300         333
        5.500%, 11/01/11                200         224
        4.700%, 11/01/08                215         232
        4.650%, 11/01/07                205         220
   Georgia State, Municipal Gas
     Authority, City of Toccoa
     Project, RB, AMBAC
        4.250%, 06/01/09                200         211
   Georgia State, Private Colleges
     & Universities Authority,
     Agnes Scott College Project,
     RB, MBIA
        4.000%, 06/01/08                175         184
   Georgia State, Private Colleges
     & Universities Authority,
     Emory University Project, Ser
     A, RB
        5.000%, 11/01/11                300         327
        4.700%, 11/01/11                500         529
   Georgia State, Private Colleges
     & Universities Authority,
     Mercer University Project, Ser
     A, RB
        4.750%, 10/01/11                300         304
        4.450%, 10/01/07                300         303
   Georgia State, Ser B, GO
        5.750%, 07/01/08              1,000       1,119
        5.000%, 07/01/14              1,000       1,064
        5.000%, 05/01/19              1,000       1,047
   Georgia State, Ser C, GO
        7.250%, 07/01/09                150         180
        6.500%, 07/01/07                605         682
        6.500%, 04/01/08                400         457
        6.250%, 08/01/13              1,000       1,178
        5.750%, 09/01/09                500         566


                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)

                                      Face      Market
GEORGIA MUNICIPAL BOND FUND          Amount      Value
(CONTINUED)                           (000)      (000)
--------------------------------------------------------
   Georgia State, Ser D, GO
        7.400%, 08/01/07             $  500     $   578
        6.700%, 08/01/09              1,000       1,177
        6.300%, 11/01/09              1,000       1,161
        5.750%, 10/01/15                700         786
        5.250%, 08/01/09                500         554
        5.250%, 10/01/15              1,500       1,661
   Georgia State, Tollway
     Authority, Georgia 400
     Project, RB
        4.500%, 07/01/11                250         266
   Gwinnett County, School
     District, GO
        6.400%, 02/01/09              1,000       1,149
        6.400%, 02/01/10                200         233
        5.000%, 02/01/14                500         537
   Gwinnett County, Water &
     Sewer Authority, RB
        5.000%, 08/01/15                500         531
   Gwinnett County, Water &
     Sewer Authority, Ser B, RB
        4.750%, 08/01/16              1,000       1,046
        4.750%, 08/01/17              1,000       1,040
   Henry County, School District,
     GO
        5.200%, 08/01/10                500         549
   Henry County, Water & Sewer
     Authority, RB
        5.125%, 02/01/19              1,045       1,101
   Houston County, School
     District, Intergovernmental
     Contract, COP
        5.750%, 03/01/09                100         102
   Jones County, School District,
     GO
        5.000%, 01/01/08                305         309
   Lee County, Utilities Authority,
     Water & Sewer Project, RB,
     FSA
        4.700%, 07/01/13                500         521
   Macon, School District Project,
     Ser A, RB
        4.800%, 10/01/05                205         210
   Marietta, School District, Ser A,
     GO
        4.000%, 02/01/08                250         261
   Monroe, Utility Revenue
     Authority, RB, FSA
        4.500%, 12/01/12                500         525


                                     Shares/    Market
                                   Face Amount   Value
                                      (000)      (000)
--------------------------------------------------------
   Newton County, Hospital
     Authority, Newton Health
     System Project-1999, RB
        5.250%, 02/01/09             $  400     $   437
   Newton County, Water & Sewer
     Authority, RB
        5.000%, 11/01/09                320         350
   Paulding County, Water &
     Sewer Authority, RB, AMBAC
        4.100%, 12/01/07                220         233
   Rome, Water & Sewer
     Authority, RB, AMBAC
        5.250%, 01/01/09                500         548
   Roswell, GO
        5.500%, 02/01/12                770         845
        5.000%, 02/01/08                150         163
   Roswell, GO, Pre-Refunded @
     101 (A)
        5.500%, 02/01/14                150         168
   Tift County, Hospital Authority,
     Ser A, RB
        4.000%, 12/01/12                500         503
   Upper Oconee, Basin Water
     Authority, RB, FGIC
        4.950%, 07/01/11                250         269
                                                -------
TOTAL MUNICIPAL BONDS
   (Cost $53,570)                                54,972
                                                -------

MONEY MARKETS (4.5%)
   SEI Tax Exempt Trust,
     Institutional Tax-Free Fund,
     Cl A                         1,801,018       1,801
   SEI Tax Exempt Trust,
     Tax-Free Fund, Cl A            828,298         828
                                                -------
TOTAL MONEY MARKETS
   (Cost $2,629)                                  2,629
                                                -------
TOTAL INVESTMENTS (99.1%)
   (Cost $56,199)                                57,601
                                                -------

OTHER ASSETS AND LIABILITIES (0.9%)
   Investment Advisory Fees Payable                 (22)
   Administration Fees Payable                       (9)
   Trustees' Fees Payable                            (1)
   Other Assets and Liabilities, Net                538
                                                -------
TOTAL OTHER ASSETS AND LIABILITIES                  506
                                                -------


    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------
14

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]
Statement of Net Assets
APRIL 30, 2004 (UNAUDITED)


GEORGIA MUNICIPAL BOND FUND                       Value
(CONCLUDED)                                       (000)
--------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Institutional Shares
     (unlimited authorization -- no par value)
     based on 5,764,741 outstanding shares
     of beneficial interest                     $55,929
   Portfolio Shares of Class A Shares
     (unlimited authorization -- no par value)
     based on 69,603 outstanding shares
     of beneficial interest                         692
   Accumulated net realized gain on
     investments                                     84
   Net unrealized appreciation on investments     1,402
                                                -------
TOTAL NET ASSETS (100.0%)                       $58,107
                                                =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares
   ($57,413,654 / 5,764,741 shares)               $9.96
                                                  =====
Net Asset Value and Redemption
   Price Per Share -- Class A Shares
   ($693,482 / 69,603 shares)                     $9.96
                                                  =====
Maximum Offering Price Per Share --
   Class A Shares ($9.96 / 95.50%) (B)           $10.43
                                                 ======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                      [This page intentionally left blank.]

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]
Statements of Operations (000)
FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                         LARGE CAP          MID CAP       INTERMEDIATE-TERM      GEORGIA
                                                        CORE EQUITY          VALUE              BOND            MUNICIPAL
                                                           FUND              FUND               FUND            BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                                         11/01/03          11/01/03           11/01/03          11/01/03
                                                        TO 04/30/04       TO 04/30/04        TO 04/30/04       TO 04/30/04
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................       $ 1,540           $  387             $    --            $   --
   Interest Income................................           102               40               3,343             1,086
   Less: Foreign Taxes Withheld...................            --              (15)                 --                --
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Income........................         1,642              412               3,343             1,086
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.......................           672              245                 412               129
   Administration Fees............................           151               72                 124                57
   Distribution Fees -- Class A Shares............            10                6                   6                 1
   Distribution Fees -- Class B Shares............             8               20                   6                 -
   Distribution Fees -- Class C Shares............            21               24                   -                 -
   Trustees' Fees.................................             4                1                   4                 1
   Transfer Agent Fees............................            49               48                  33                20
   Professional Fees..............................            21                6                  18                 6
   Registration Fees..............................            15               13                   9                 2
   Printing Fees..................................            11                3                   9                 3
   Custodian Fees.................................             9                4                   6                 3
   Other Fees.....................................             3                1                   4                10
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses.................................           974              443                 631               232
     Less: Investment Advisory Fees Waived........            --              (33)                 --                --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses...................................           974              410                 631               232
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income..........................           668                2               2,712               854
---------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Investments and
     Foreign Currency Transactions................         4,216              413               2,708                84
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Written Covered
     Call Options and Foreign Currency Transactions       (1,787)           6,647              (4,150)             (846)
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized and Unrealized Gain
     (Loss) on Investments, Written Covered
     Call Options and Foreign Currency Transactions        2,429            7,060              (1,442)             (762)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     Resulting from Operations....................       $ 3,097           $7,062             $ 1,270            $   92
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
-----------------------------------------------------------------------------------
                                                             [Synovus Logo omitted]
Statements of Changes in Net Assets (000)
FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2003

                                                                        LARGE CAP                         MID CAP
                                                                       CORE EQUITY                         VALUE
                                                                           FUND                             FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                 11/01/03       11/01/02           11/01/03      11/01/02
                                                               TO 04/30/04    TO 10/31/03        TO 04/30/04    TO 10/31/03
----------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income..................................       $    668       $  1,333           $     2       $    149
   Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions........................          4,216        (12,780)              413         (1,820)
   Net Changed in Unrealized Appreciation
     (Depreciation) on Investments, Written Covered
     Call Options and Foreign Currency Transactions.......         (1,787)        41,717             6,647         14,642
----------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations.............          3,097         30,270             7,062         12,971
----------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
     Institutional Shares.................................           (647)        (1,402)             (136)          (282)
     Class A Shares.......................................            (16)           (20)               (6)            (8)
     Class B Shares.......................................             (1)            (2)               (1)            --
     Class C Shares.......................................             (2)            (7)               (1)            --
   Realized Capital Gains:
     Institutional Shares.................................             --             --                --             --
     Class A Shares.......................................             --             --                --             --
     Class B Shares.......................................             --             --                --             --
     Class C Shares.......................................             --             --                --             --
----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions......................           (666)        (1,431)             (144)          (290)
----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
     Issued...............................................         30,651         46,610            10,221         10,073
     In Lieu of Dividends and Distributions...............             37             83                41             73
     Redeemed.............................................        (18,015)       (28,635)           (4,952)       (14,539)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Institutional Share Transactions.....................         12,673         18,058             5,310         (4,393)
----------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Issued...............................................          1,929          4,515             1,676          1,941
     In Lieu of Dividends and Distributions...............             14             16                 6              7
     Redeemed.............................................           (357)          (487)              (84)          (400)
----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions.          1,586          4,044             1,598          1,548
----------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Issued...............................................            396            458               867          1,663
     In Lieu of Dividends and  Distributions..............              1              2                --             --
     Redeemed.............................................            (34)           (64)             (130)          (202)
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Share
     Transactions.........................................            363            396               737          1,461
----------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Issued...............................................            597          1,362             1,710          1,929
     In Lieu of Dividends and  Distributions..............              2              6                --             --
     Redeemed.............................................           (590)          (517)             (491)          (518)
----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class C Share Transactions.              9            851             1,219          1,411
----------------------------------------------------------------------------------------------------------------------------
Net Increase in Capital Share Transactions................         14,631         23,349             8,864             27
----------------------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets..............................         17,062         52,188            15,782         12,708
----------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period....................................        212,317        160,129            56,013         43,305
   End of Period..........................................       $229,379       $212,317           $71,795       $ 56,013
============================================================================================================================
   Undistributed Net Investment Income
     (Distributions in Excess of Net Investment Income)...       $      1       $     (1)          $   (54)      $     88
----------------------------------------------------------------------------------------------------------------------------

(1) See Note 7 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]

                                                                     INTERMEDIATE-TERM                  GEORGIA
                                                                           BOND                         MUNICIPAL
                                                                           FUND                         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                11/01/03        11/01/02          11/01/03      11/01/02
                                                               TO 04/30/04    TO 10/31/03        TO 04/30/04   TO 10/31/03
-----------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income..................................       $  2,712       $  5,841           $   854       $  1,600
   Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions........................          2,708          4,341                84            752
   Net Changed in Unrealized Appreciation
     (Depreciation) on Investments, Written Covered
     Call Options and Foreign Currency Transactions.......         (4,150)          (939)             (846)          (267)
-----------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations.............          1,270          9,243                92          2,085
-----------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income:
     Institutional Shares.................................         (2,632)        (5,754)             (844)        (1,583)
     Class A Shares.......................................            (68)           (71)              (10)           (17)
     Class B Shares.......................................            (12)           (21)               --             --
     Class C Shares.......................................             --             --                --             --
   Realized Capital Gains:
     Institutional Shares.................................         (4,183)        (2,501)             (743)          (310)
     Class A Shares.......................................           (123)           (15)               (9)            (3)
     Class B Shares.......................................            (29)            (6)               --             --
     Class C Shares.......................................             --             --                --             --
-----------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions......................         (7,047)       (8,368)            (1,606)        (1,913)
-----------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
     Issued...............................................         29,638         51,667             7,624         14,631
     In Lieu of Dividends and Distributions...............            271            321                 1              2
     Redeemed.............................................        (15,943)       (36,109)           (3,658)        (9,186)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Institutional Share Transactions.....................         13,966         15,879             3,967          5,447
-----------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Issued...............................................          1,461          5,046                31            257
     In Lieu of Dividends and Distributions...............            178             77                 4              3
     Redeemed.............................................           (930)        (1,386)               (4)           (43)
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions.            709          3,737                31            217
-----------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Issued...............................................            109          1,173                --             --
     In Lieu of Dividends and  Distributions..............             34             22                --             --
     Redeemed.............................................           (170)          (280)               --             --
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Share
     Transactions.........................................            (27)           915                --             --
-----------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Issued...............................................             --             --                --             --
     In Lieu of Dividends and  Distributions..............             --             --                --             --
     Redeemed.............................................             --             --                --             --
-----------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class C Share Transactions.             --             --                --             --
-----------------------------------------------------------------------------------------------------------------------------
Net Increase in Capital Share Transactions................         14,648         20,531             3,998          5,664
-----------------------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets..............................          8,871         21,406             2,484          5,836
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period....................................        177,374        155,968            55,623         49,787
   End of Period..........................................       $186,245       $177,374           $58,107       $ 55,623
=============================================================================================================================
   Undistributed Net Investment Income
     (Distributions in Excess of Net Investment Income)...       $     --       $     --           $    --       $     --
-----------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED APRIL 30, 2004 (UNAUDITED) AND OCTOBER 31

                  Net                      Realized and                                                                  Net
                 Asset            Net       Unrealized                 Dividends      Distributions     Total           Asset
                 Value,       Investment      Gains          Total      from Net      from Realized   Dividends         Value,
               Beginning        Income     (Losses) on       from      Investment        Capital         and             End
               of Period        (Loss)      Securities     Operations    Income            Gain      Distributions    of Period
               ---------      ----------   ------------    ----------  ----------     -------------  -------------    ---------
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
Institutional
2004*           $ 9.39         $ 0.03         $ 0.13        $ 0.16       $(0.03)         $   --         $(0.03)         $ 9.52
2003              8.11           0.07           1.28          1.35        (0.07)             --          (0.07)           9.39
2002              9.82           0.06          (1.71)        (1.65)       (0.06)             --          (0.06)           8.11
2001(1)          10.00             --          (0.18)        (0.18)          --              --             --            9.82
Class A
2004*           $ 9.36         $ 0.02         $ 0.12        $ 0.14       $(0.02)         $   --         $(0.02)         $ 9.48
2003              8.09           0.05           1.27          1.32        (0.05)             --          (0.05)           9.36
2002              9.82           0.04          (1.73)        (1.69)       (0.04)             --          (0.04)           8.09
2001(2)          10.10             --          (0.28)        (0.28)          --              --             --            9.82
Class B
2004*           $ 9.32         $   --         $ 0.10        $ 0.10       $(0.01)         $   --         $(0.01)         $ 9.41
2003              8.07          (0.01)          1.28          1.27        (0.02)             --          (0.02)           9.32
2002              9.83             --          (1.74)        (1.74)       (0.02)             --          (0.02)           8.07
2001(3)          10.16             --          (0.33)        (0.33)          --              --             --            9.83
Class C
2004*           $ 9.32         $(0.01)        $ 0.12        $ 0.11       $(0.01)         $   --         $(0.01)         $ 9.42
2003              8.07          (0.01)          1.28          1.27        (0.02)             --          (0.02)           9.32
2002              9.82             --          (1.73)        (1.73)       (0.02)             --          (0.02)           8.07
2001(4)           9.97             --          (0.15)        (0.15)          --              --             --            9.82

-------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Institutional
2004*++         $11.82         $ 0.01         $ 1.40        $ 1.41       $(0.03)         $   --         $(0.03)         $13.20
2003++            8.96           0.04           2.89          2.93        (0.07)             --          (0.07)          11.82
2002              9.87           0.08          (0.98)        (0.90)          --           (0.01)         (0.01)           8.96
2001(1)          10.00             --          (0.13)        (0.13)          --              --             --            9.87
Class A
2004*++         $11.79         $(0.01)        $ 1.40        $ 1.39       $(0.02)         $   --         $(0.02)         $13.16
2003++            8.94           0.02           2.88          2.90        (0.05)             --          (0.05)          11.79
2002              9.88           0.07          (1.00)        (0.93)          --           (0.01)         (0.01)           8.94
2001(4)           9.91             --          (0.03)        (0.03)          --              --             --            9.88
Class B
2004*++         $11.68         $(0.05)        $ 1.38        $ 1.33       $   --**        $   --         $   --          $13.01
2003++            8.88          (0.06)          2.86          2.80           --              --             --           11.68
2002              9.88           0.01          (1.00)        (0.99)          --           (0.01)         (0.01)           8.88
2001(4)           9.91             --          (0.03)        (0.03)          --              --             --            9.88
Class C
2004*++         $11.69         $(0.05)        $ 1.39         $1.34       $   --**        $   --         $   --          $13.03
2003++            8.88          (0.06)          2.87          2.81           --              --             --           11.69
2002              9.87           0.02          (1.00)        (0.98)          --           (0.01)         (0.01)           8.88
2001(4)           9.91             --          (0.04)        (0.04)          --              --             --            9.87


                                                       Ratio         Ratio
                              Net                       of Net      of Expenses
                            Assets,       Ratio       Investment    to Average
                              End      of Expenses   Income (Loss)  Net Assets     Portfolio
                 Total     of Period   to Average     to Average    (Excluding      Turnover
                Return+      (000)     Net Assets     Net Assets     Waivers)         Rate
                -------    ---------   ----------     ----------    -----------     --------
---------------------------
LARGE CAP CORE EQUITY FUND
---------------------------
Institutional
2004*             1.70%      $215,424       0.84%          0.63%         0.84%        23.50%
2003             16.76        200,446       0.86           0.78          0.86         23.83
2002            (16.89)       154,860       0.88           0.69          0.88         23.81
2001(1)          (1.80)       149,304       1.00          (0.08)         1.39          3.02
Class A
2004*             1.49%      $  8,230       1.09%          0.38%         1.09%        23.50%
2003             16.43          6,567       1.11           0.49          1.11         23.83
2002            (17.22)         1,855       1.08           0.54          1.08         23.81
2001(2)          (2.77)            40       1.25          (0.45)         1.66          3.02
Class B
2004*             1.02%      $  1,647       1.84%         (0.37)%        1.84%        23.50%
2003             15.75          1,276(1)    1.86          (0.24)         1.86         23.83
2002            (17.75)           735       1.84          (0.21)         1.84         23.81
2001(3)          (3.25)            15       2.00          (0.96)         2.49          3.02
Class C
2004*             1.13%      $  4,078       1.84%         (0.37)%        1.84%        23.50%
2003             15.74          4,028(1)    1.86          (0.23)         1.86         23.83
2002            (17.65)         2,679       1.82          (0.19)         1.82         23.81
2001(4)          (1.50)            16       2.00          (0.83)         2.40          3.02

-----------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------
Institutional
2004*++          11.98%      $ 56,255       1.10%          0.16%         1.20%         4.08%
2003++           32.85         45,420       1.10           0.21          1.35         44.99
2002             (9.12)        38,909       1.10           1.00          1.57         36.34
2001(1)          (1.30)        19,242       1.10          (0.22)         3.10          5.14
Class A
2004*++          11.79%      $  5,438       1.35%         (0.09)%        1.45%         4.08%
2003++           32.57          3,356       1.35          (0.03)         1.60         44.99
2002             (9.42)         1,232       1.35           1.05          1.69         36.34
2001(4)          (0.30)            51       1.35          (0.22)         3.37          5.14
Class B
2004*++          11.40%      $  4,371       2.10%         (0.84)%        2.20%         4.08%
2003++           31.53          3,224       2.10          (0.80)         2.35         44.99
2002             10.04)         1,254       2.10           0.12          2.48         36.34
2001(4)          (0.30)            97       2.10          (0.72)         4.23          5.14
Class C
2004*++          11.48%      $  5,731       2.10%         (0.84)%        2.20%         4.08%
2003++           31.64          4,013       2.10          (0.81)         2.35         44.99
2002             (9.95)         1,910       2.10           0.27          2.46         36.34
2001(4)          (0.40)            19       2.10          (0.94)         4.02          5.14



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
20

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]

                  Net                      Realized and                                                                  Net
                 Asset            Net       Unrealized                  Dividends     Distributions      Total          Asset
                 Value,       Investment      Gains           Total      from Net     from Realized    Dividends        Value,
               Beginning        Income          on            from      Investment       Capital          and            End
               of Period        (Loss)      Securities     Operations     Income          Gain       Distributions    of Period
               ---------      ----------   ------------    ----------   ----------    -------------  -------------    ---------
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
Institutional
2004*           $10.41          $0.15         $(0.07)        $0.08       $(0.15)         $(0.25)        $(0.40)         $10.09
2003             10.35           0.37           0.23          0.60        (0.37)          (0.17)         (0.54)          10.41
2002             10.13           0.43           0.23          0.66        (0.43)          (0.01)         (0.44)          10.35
2001(1)          10.00           0.02           0.13          0.15        (0.02)             --          (0.02)          10.13
Class A
2004*           $10.43          $0.14         $(0.07)        $0.07       $(0.14)         $(0.25)        $(0.39)         $10.11
2003             10.36           0.34           0.24          0.58        (0.34)          (0.17)         (0.51)          10.43
2002(5)           9.97           0.41           0.40          0.81        (0.41)          (0.01)         (0.42)          10.36
Class B
2004*           $10.42          $0.10         $(0.07)        $0.03       $(0.10)         $(0.25)        $(0.35)         $10.10
2003             10.36           0.26           0.23          0.49        (0.26)          (0.17)         (0.43)          10.42
2002(6)          10.21           0.33           0.16          0.49        (0.33)          (0.01)         (0.34)          10.36

-------------------------------------------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
Institutional
2004*           $10.22          $0.15         $(0.12)        $0.03       $(0.15)         $(0.14)        $(0.29)         $ 9.96
2003             10.18           0.32           0.10          0.42        (0.32)          (0.06)         (0.38)          10.22
2002             10.02           0.34           0.16          0.50        (0.34)             --          (0.34)          10.18
2001(1)          10.00           0.01           0.02          0.03        (0.01)             --          (0.01)          10.02
Class A
2004*           $10.22          $0.14         $(0.12)        $0.02       $(0.14)         $(0.14)        $(0.28)         $ 9.96
2003             10.18           0.30           0.10          0.40        (0.30)          (0.06)         (0.36)          10.22
2002(7)           9.71           0.26           0.47          0.73        (0.26)             --          (0.26)          10.18


                                                         Ratio         Ratio
                              Net                       of Net      of Expenses
                            Assets,       Ratio       Investment    to Average
                              End      of Expenses      Income      Net Assets     Portfolio
                 Total     of Period   to Average     to Average    (Excluding      Turnover
                Return+      (000)     Net Assets     Net Assets      Waivers)        Rate
                -------    ---------   ----------     ----------    -----------     --------
-----------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-----------------------------------------------------------------------------------------------
Institutional
2004*             0.79%      $179,947     0.68%          2.98%         0.68%          51.52%
2003              5.89        171,560     0.69           3.55          0.69           47.26
2002              6.75        154,782     0.73           4.39          0.73           44.70
2001(1)           1.50        102,501     1.00           4.10          1.28            2.65
Class A
2004*             0.66%      $  5,118     0.93%          2.73%         0.93%          51.52%
2003              5.71          4,569     0.94           3.11          0.93           47.26
2002(5)           8.37            852     0.94           4.12          0.94           44.70
Class B
2004*             0.29%      $  1,180     1.68%          1.98%         1.68%          51.52%
2003              4.81          1,245     1.69           2.39          1.68           47.26
2002(6)           4.97            334     1.69           3.21          1.69           44.70

-----------------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------
Institutional
2004*             0.25%      $ 57,414       0.81%        2.98%         0.81%           3.62%
2003              4.27         54,943       0.84         3.16          0.84           40.70
2002              5.12         49,326       0.90         3.42          0.90           33.70
2001(1)           0.35         43,301       1.00         3.11          1.47            0.00
Class A
2004*             0.12%      $    693       1.06%        2.73%         1.06%           3.62%
2003              3.99            680       1.09         2.88          1.09           40.70
2002(7)           7.65            461       1.17         3.09          1.17           33.70


* For the six months ended April 30, 2004. All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(1) Commenced operations on October 12, 2001. All ratios for the period have been annualized.
(2) Commenced operations on October 25, 2001. All ratios for the period have been annualized.
(3) Commenced operations on October 28, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 24, 2001. All ratios for the period have been annualized.
(5) Commenced operations on November 19, 2001. All ratios for the period have been annualized.
(6) Commenced operations on November 7, 2001. All ratios for the period have been annualized.
(7) Commenced operations on December 21, 2001. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.




--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]

Notes to Financial Statements
APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION:
--------------------------------------------------------------------------------
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 Funds. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (collectively the "Funds", individually the "Fund"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------
The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on the NASDAQ national market system are valued at the official closing price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of April 30, 2004, are valued at fair value in accordance with procedures approved by the Board of Trustees. The Mid Cap Value Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to determine when it is appropriate to apply fair valuation in accordance with the Fair Value Procedures.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the


--------------------------------------------------------------------------------
22

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]



     collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

     OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

     The Large Cap Core Equity Fund entered into written option transactions during the period ended April 30, 2004, and are summarized as follows:

                                     # OF            PREMIUM
                                   CONTRACTS          (000)
                                     ------          -------
     Balance at beginning of year     8,816          $ 1,384
     Written                         10,219            3,209
     Expired                             --               --
     Closing Buys                      (830)            (259)
                                    (18,205)          (4,334)
                                    -------          -------
     Balance at end of period            --          $    --
                                    =======          =======

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the amount of the Investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid annually for Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------
     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.



--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
APRIL 30, 2004 (UNAUDITED)


4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
   AGREEMENTS:
--------------------------------------------------------------------------------
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per class or that portion of each Fund's allocable share of the Funds' fee calculated as follows: 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

Forum Shareholder Services, LLC, serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, amended and restated on November 12, 2002. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of up to 0.75% of each Fund's assets attributable to Class B and C Shares as compensation for distribution services and up to 0.25% of each Funds' assets attributable to Class B and Class C Shares as compensation for shareholder services.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE
PURCHASE MADE                         CDSC
-------------                        ------
First                                  5%
Second                                 4%
Third                                  3%
Fourth                                 3%
Fifth                                  2%
Sixth                                  1%
Seventh and Following                None

A CDSC of 1% is imposed on certain redemptions of Class C Shares.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and Synovus Investment Advisors, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001, under which the Adviser receives an annual fee equal to 0.60%, 0.75%, 0.45%, and 0.45% of the average daily net assets of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond, and Georgia Municipal Bond Funds, respectively. Steinberg Priest & Sloane Capital Management, LLC acts as the Investment Sub-Adviser on behalf of the Mid Cap Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

The Funds' actual total operating expenses, after voluntary fee waivers are expected to be limited as follows:
                                                INTERMEDIATE-
                         LARGE CAP    MID CAP        TERM         GEORGIA
                        CORE EQUITY    VALUE         BOND        MUNICIPAL
  SHARE CLASS              FUND        FUND          FUND          FUND
  ------------          -----------   -------   ------------     ----------
  Institutional Shares     1.00%       1.10%        1.00%         1.00%
  Class A Shares           1.25%       1.35%        1.25%         1.25%
  Class B Shares           2.00%       2.10%        2.00%           --
  Class C Shares           2.00%       2.10%          --            --

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the


--------------------------------------------------------------------------------
24

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]



Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period from November 1, 2003, through April 30, 2004, were as follows (000):

                                                 INTERMEDIATE-
                        LARGE CAP     MID CAP        TERM          GEORGIA
                       CORE EQUITY     VALUE         BOND         MUNICIPAL
                          FUND         FUND          FUND            FUND
                       -----------    -------    -------------    ----------
Purchases:
  U.S. Government .....  $    --      $    --      $53,433          $   --
  Other ...............   71,519        14,94       42,462           6,249
Sales:
  U.S. Government .....       --           --       25,549              --
Other .................   47,784        2,322       60,499           1,956

7. SHARE TRANSACTIONS:
--------------------------------------------------------------------------------
Share Transactions for the Funds for the period from November 1, 2003, through April 30, 2004, were as follows (000):

                                                 INTERMEDIATE-
                        LARGE CAP     MID CAP        TERM          GEORGIA
                       CORE EQUITY     VALUE         BOND         MUNICIPAL
                          FUND         FUND          FUND            FUND
                       -----------    -------    -------------    ----------
Institutional Class:
  Issued                   3,152          802        2,874             745
  Issued in Lieu of
    Cash Distributions         4            3           27              --
  Redeemed                (1,856)        (386)      (1,549)           (357)
                          ------       ------       ------            ----
  Net Institutional Class
    Transactions           1,300          419        1,352             388
                          ------       ------       ------            ----
Class A:
  Issued                     202          135          141               3
  Issued in Lieu of
    Cash Distributions         2           --           17              --
  Redeemed                   (37)          (7)         (90)             --
                          ------       ------       ------            ----
  Net Class A Transactions   167          128           68               3
                          ------       ------       ------            ----
Class B:
  Issued                      42           70           11              --
  Issued in Lieu of
    Cash Distributions        --           --            4              --
  Redeemed                    (3)         (10)         (17)             --
                          ------       ------       ------            ----
  Net Class B Transaction     39           60           (2)             --
                          ------       ------       ------            ----
Class C:
  Issued                      62          136           --              --
  Issued in Lieu of
    Cash Distributions        --           --           --              --
  Redeemed                   (61)         (39)          --              --
                          ------       ------       ------            ----
  Net Class C Transactions     1           97           --              --
                          ------       ------       ------            ----
  Net Increase in Shares
    Outstanding from
    Share Transactions     1,507          704        1,418             391
                          ======       ======       ======            ====


8. FEDERAL TAX INFORMATION:
--------------------------------------------------------------------------------

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.


--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]




The tax character of dividends and distributions paid during the last two years were as follows (000):

                                            ORDINARY               LONG-TERM                 TAX
                                             INCOME              CAPITAL GAIN           EXEMPT INCOME              TOTAL
                                            --------             ------------           -------------             -------
Large Cap Core Equity Fund       2003        $1,431                $   --                  $   --                 $1,431
                                 2002         1,100                    --                      --                  1,100
Mid Cap Value Fund               2003           290                    --                      --                    290
                                 2002             6                    19                      --                     25
Intermediate-Term Bond Fund      2003         7,062                 1,306                      --                  8,368
                                 2002         6,267                    86                      --                  6,353
Georgia Municipal Bond Fund      2003           131                   191                   1,591                  1,913
                                 2002           171                    --                   1,463                  1,634

As of October 31, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows (000):

                                                                                                                       TOTAL
                                                                                                                    DISTRIBUTABLE
                           UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED                   UNREALIZED       OTHER       EARNINGS
                             TAX-EXEMPT      ORDINARY      LONG-TERM     CAPITAL LOSS   APPRECIATION    TEMPORARY   (ACCUMULATED
                               INCOME         INCOME     CAPITAL GAIN   CARRYFORWARDS  (DEPRECIATION)  DIFFERENCES    LOSSES)
                           -------------  -------------  ------------   -------------  --------------  -----------  -------------
Large Cap Core Equity Fund       $--         $  112         $   --        $(15,752)       $13,374         $(113)      (2,379)
Mid Cap Value Fund                --            106             --          (2,021)         8,780           (18)       6,847
Intermediate-Term Bond Fund       --          1,083          3,743              --          5,091          (492)       9,425
Georgia Municipal Bond Fund      144            153            601              --          2,248          (146)       3,000

For Federal income tax purposes, capital carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains as follows (000):

                                                                                                              TOTAL CAPITAL LOSS
                                            EXPIRES                   EXPIRES                EXPIRES             CARRYFORWARD
                                             2011                      2010                   2009                 10/31/03
                                            -------                   -------                -------          ------------------
Large Cap Core Equity Fund                  $12,780                   $2,932                   $40                $15,752
Mid Cap Value Fund                            2,004                       17                    --                  2,021

The Federal tax cost and aggregate gross unrealized appreciation and depreciation at April 30, 2004 for each Fund is as follows (000):

                                                                 AGGREGATE GROSS         AGGREGATE GROSS
                                                                    UNREALIZED             UNREALIZED           NET UNREALIZED
                                       FEDERAL TAX COST            APPRECIATION           DEPRECIATION           APPRECIATION
                                       ----------------          --------------          ----------------       --------------
Large Cap Core Equity Fund                 $217,576                  $23,096              $(11,340)               $11,756
Mid Cap Value Fund                           56,306                   16,027                  (600)                15,427
Intermediate-Term Bond Fund                 183,595                    2,773                (1,832)                   941
Georgia Municipal Bond Fund                  56,199                    1,752                  (350)                 1,402



--------------------------------------------------------------------------------
26

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                          [Synovus Logo omitted]




9. CONCENTRATION OF RISK:
--------------------------------------------------------------------------------
The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

10. OTHER
--------------------------------------------------------------------------------
At April 30, 2004, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

                                  NO. OF             %
                               SHAREHOLDERS      OWNERSHIP
                               ------------      ----------
Large Cap Core Fund
  Institutional Shares               1               95%
  Class A Shares                     3               54%
Mid Cap Value Fund
  Institutional Shares               1               71%
  Class A Shares                     2               39%
Intermediate-Term Bond Fund
  Institutional Shares               1               95%
  Class A Shares                     1               37%
Georgia Municipal Bond Fund
  Institutional Shares               1              100%
  Class A Shares                     3               80%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.




--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------



     TRUST:
     The Advisors' Inner Circle Fund

     THE SYNOVUS FUNDS:
     Synovus Large Cap Core Equity Fund
     Synovus Mid Cap Value Fund
     Synovus Intermediate-Term Bond Fund
     Synovus Georgia Municipal Bond Fund

     ADVISER:
     Synovus Investment Advisors, Inc.
     P.O. Box 120
     Columbus, GA 31902-0120

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP



--------------------------------------------------------------------------------


SNV-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ------------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      -------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.